Schedule of investments
Delaware Ivy Core Equity Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.19%♦
Communication Services — 7.74%
Alphabet Class A †	1,171,593	$ 163,659,826
Meta Platforms Class A †	152,701	54,050,046
Take-Two Interactive Software †	293,665	47,265,382
		264,975,254
Consumer Discretionary — 7.66%
Amazon.com †	784,491	119,195,563
Aptiv †	609,619	54,695,017
AutoZone †	24,453	63,225,921
Home Depot	73,104	25,334,191
		262,450,692
Consumer Staples — 4.30%
Costco Wholesale	149,860	98,919,589
Procter & Gamble	329,384	48,267,931
		147,187,520
Energy — 2.43%
ConocoPhillips	542,515	62,969,716
Schlumberger	392,534	20,427,470
		83,397,186
Financials — 22.33%
Allstate	385,584	53,974,048
American Express	266,515	49,928,920
Aon Class A	186,568	54,295,019
Blackstone	369,664	48,396,411
Capital One Financial	542,976	71,195,013
CME Group	225,885	47,571,381
Discover Financial Services	553,917	62,260,271
Fiserv †	594,775	79,009,911
JPMorgan Chase & Co.	291,167	49,527,507
KKR & Co.	1,189,291	98,532,759
Mastercard Class A	147,427	62,879,090
Morgan Stanley	463,402	43,212,237
Progressive	275,799	43,929,265
		764,711,832
Healthcare — 12.23%
Abbott Laboratories	451,933	49,744,265
Biogen †	60,582	15,676,804
Danaher	222,321	51,431,740
HCA Healthcare	348,509	94,334,416
UnitedHealth Group	313,191	164,885,666
Vertex Pharmaceuticals †	104,876	42,672,996
		418,745,887
Industrials — 6.57%
Airbus ADR	2,400,673	92,593,958
Howmet Aerospace	1,117,092	60,457,019
United Rentals	125,427	71,922,350
		224,973,327
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 28.97%
Apple	691,822	$ 133,196,490
Applied Materials	438,370	71,046,626
Intuit	74,937	46,837,873
Microchip Technology	482,399	43,502,742
Microsoft	830,190	312,184,648
NVIDIA	155,169	76,842,792
Salesforce †	256,171	67,408,837
Seagate Technology Holdings	248,682	21,229,982
TE Connectivity	714,663	100,410,152
VeriSign †	295,113	60,781,473
Zebra Technologies Class A †	213,953	58,479,773
		991,921,388
Materials — 5.23%
Crown Holdings	426,513	39,277,582
Linde	195,338	80,227,270
Sherwin-Williams	190,778	59,503,658
		179,008,510
Utilities — 0.73%
NextEra Energy	409,734	24,887,243
		24,887,243
Total Common Stocks (cost $1,884,888,407)		3,362,258,839

Short-Term Investments — 1.86%
Money Market Mutual Funds — 1.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	15,917,951	15,917,951
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	15,917,949	15,917,949
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	15,917,951	15,917,951
NQ- IV001 [1223] 0224 (3377181)    1

Schedule of investments
Delaware Ivy Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	15,917,951	$ 15,917,951
Total Short-Term Investments (cost $63,671,802)		63,671,802

Total Value of Securities—100.05% (cost $1,948,560,209)		3,425,930,641
Liabilities Net of Receivables and Other Assets—(0.05%)		(1,811,707)
Net Assets Applicable to 216,318,032 Shares Outstanding—100.00%		$3,424,118,934

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [1223] 0224 (3377181)